Compensation Receivable for Consumption Tax, Net (Details) - 12 months ended Mar. 31, 2023 $ in Millions, ¥ in Billions	USD ($)	JPY (¥)	JPY (¥)
Compensation Receivable for Consumption Tax, Net [Abstract]
Consumption tax refund amount	$ 28.3	¥ 3.8
Suppliers and customers	23.2		¥ 3.1
Due from third parties	23.1
Due from related party	0.1
Subsequently collected amount	$ 3.3